Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (3,303,652)	$ (3,098,532)	$ (5,934,772)